Derivative Warrant Liability	12 Months Ended
Dec. 31, 2024
Derivative Warrant Liability [Abstract]
DERIVATIVE WARRANT LIABILITY
NOTE 10:	DERIVATIVE WARRANT LIABILITY

As discussed in Note 7, on December 15, 2021, the Company and the July 2020 Investor amended the terms of the warrant issued in July 2020.

On May 7, 2024, the Company and the July 2020 Investor signed an amendment to the New Warrant according to which the amended New Warrant will be exercisable, upon successful completion of an initial public offering, into 459,770 ordinary shares at an exercise price of $4.35 per share. The amendment further includes a customary down round protection feature for the exercise price. The other material terms of the agreement, including the three - year term of the New Warrant, as amended, from the date of completion of an initial public offering, did not change.

The New Warrant did not meet the US GAAP criteria for equity classification as the number of shares to be issued upon exercise of the New Warrant and the exercise price of the New Warrant were dependent on the per share price in the IPO, as well as on whether the IPO is to be successfully completed. Accordingly, the New Warrant was initially recognized as a liability at fair value, as of December 15, 2021, with a corresponding reduction in additional paid-in capital. The New Warrant was subsequently measured at fair value at each reporting date with changes in fair value recognized as financial income (loss) in the statements of comprehensive loss.

As the exercise price and the number of shares to be issued pursuant to exercise became fixed, the derivative warrant liability was classified to equity on May 7, 2024, the effective date of the amendment.

The following table presents changes in the fair value of the derivative warrant liability recorded in respect of the warrants:

Balance as of January 1, 2022	$516

Changes in fair value	(118)

Balance as of December 31, 2022	$398

Changes in fair value	(293)

Balance as of December 31, 2023	$105

Changes in fair value	211

Reclassification to equity	(316)

Balance as of December 31, 2024	$-

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the warrant issued are as follows:

	As of December 31, 2023	As of December 31, 2022
Expected volatility	96.45%	81.93%
Risk free rate	4.51%	4.00%
Expected life (years)	4	2.5
Dividend yield	0%	0%